Consolidated Statement Of Operations Parenthetical (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating expenses
Selling, general and administrative (including charges from affiliates of $107.5 million, $114.8 million and $113.3 million in 2010, 2009 and 2008)	$ 107,500,000	$ 114,800,000	$ 113,300,000